Financial instruments and related disclosures - Interest Rate and Interest Differential Analysis (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Variability in fair value of the Sterling external debt attributable to changes in Sterling interest rates
Interest Rate and Interest Differential Analysis [Line Items]
Change in fair value for recognising hedge ineffectiveness	£ 1
Balance in cash flow hedge reserve for continuing hedges after tax	£ 0
Cash flow hedges: | 1-5 years
Interest Rate and Interest Differential Analysis [Line Items]
Average contracted fixed rate %	0.0367
Notional amount	£ 371
Change in fair value for recognising hedge ineffectiveness	0
Fair value assets/(liabilities)	£ 0
Cash flow hedges: | 5-10 years
Interest Rate and Interest Differential Analysis [Line Items]
Average contracted fixed rate %	0.0370
Notional amount	£ 478
Change in fair value for recognising hedge ineffectiveness	0
Fair value assets/(liabilities)	£ 0
Fair value hedges: | 10-30 years
Interest Rate and Interest Differential Analysis [Line Items]
Average contracted fixed rate %	0.0437
Notional amount	£ 849
Change in fair value for recognising hedge ineffectiveness	(1)
Fair value assets/(liabilities)	£ (1)